BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Statement of Comprehensive Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement
Net Income of the Year	R$ 6,387,313	R$ 11,133,420	R$ 14,557,245
Actuarial gains or losses	(2,304,304)	(2,075,470)	(52,439)
Other components of the comprehensive income		395,519	(1,411,556)
Deferred income tax/ social Contribution on net income	161,210	964,837
Other components of comprehensive income Items that will not be reclassified to income	(2,095,918)	(715,114)	(14,981)
Other components of comprehensive income Items that may be reclassified to profit or loss	53,061	(7,548)	(1,396,575)
Other components of the comprehensive income in the year	(2,042,857)	(722,662)	(1,411,556)
Total comprehensive income in the year	4,344,456	10,410,758	13,145,689
Portion attributed to controlling shareholders	4,295,831	10,472,375	13,056,518
Non-controlling portion	48,625	(61,617)	89,171
Total comprehensive income for the year	R$ 4,344,456	10,410,758	13,145,689
Previously reported
Statement
Net Income of the Year		10,743,843	13,347,577
Actuarial gains or losses		(1,688,837)	19,105
Other components of the comprehensive income		395,519	(1,359,117)
Deferred income tax/ social Contribution on net income		913,469
Other components of comprehensive income Items that will not be reclassified to income		(379,849)
Other components of comprehensive income Items that may be reclassified to profit or loss		(7,548)
Other components of the comprehensive income in the year		(387,397)
Total comprehensive income in the year		10,356,446	12,007,565
Portion attributed to controlling shareholders		10,309,727	11,922,366
Non-controlling portion		46,719	85,199
Total comprehensive income for the year		10,356,446	12,007,565
Adjustments
Statement
Net Income of the Year		389,577	1,209,668
Actuarial gains or losses		(386,633)	(71,544)
Other components of the comprehensive income			0
Deferred income tax/ social Contribution on net income		51,368
Other components of comprehensive income Items that will not be reclassified to income		(335,265)
Other components of the comprehensive income in the year		(335,265)
Total comprehensive income in the year		54,312	1,138,124
Portion attributed to controlling shareholders		162,647	1,134,152
Non-controlling portion		(108,335)	3,972
Total comprehensive income for the year		R$ 54,312	R$ 1,138,124